LEASES (Narrative) (Details) ₪ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2018 USD ($)	May 31, 2018 ILS (₪)	Dec. 31, 2022 USD ($)
Lease expires			December 2024
Bank guarantee	$ 190,000	₪ 667
Current monthly rent payment			$ 45,200
Subsidiaries Three [Member]
Lease expires			August 2022
Current monthly rent payment			$ 26,000
Subsidiaries Four [Member]
Current monthly rent payment			$ 16,600